                                                        ------------------------
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                                                        ------------------------
                                                        OMB Number: 3235-0570
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                                                        hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/07

Item 1. Reports to Stockholders.

                             AIM CONSTELLATION FUND
               Semiannual Report to Shareholders o April 30, 2007

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

DOMESTIC EQUITY

Large-Cap Growth

Table of Contents

Letter to Shareholders ...................      2
Schedule of Investments ..................      3
Financial Statements .....................      6
Notes to Financial Statements ............      9
Financial Highlights .....................     16
Fund Expenses ............................     21

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM CONSTELLATION FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December
                                             31, 2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

                                             Sources: (Triangle) A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Constellation Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Information Technology                            26.4%
---------------------------------------------------------
Health Care                                       18.2
---------------------------------------------------------
Consumer Discretionary                            16.0
---------------------------------------------------------
Industrials                                       14.9
---------------------------------------------------------
Financials                                         9.7
---------------------------------------------------------
Consumer Staples                                   5.3
---------------------------------------------------------
Energy                                             5.0
---------------------------------------------------------
Telecommunication Services                         2.7
---------------------------------------------------------
Materials                                          1.0
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      0.8
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-86.95%

AEROSPACE & DEFENSE-8.18%

Boeing Co. (The)                                  850,000   $   79,050,000
--------------------------------------------------------------------------
General Dynamics Corp.                          1,400,875      109,968,687
--------------------------------------------------------------------------
Precision Castparts Corp.                       1,468,117      152,845,661
--------------------------------------------------------------------------
Spirit Aerosystems Holdings Inc.-Class
  A(a)(b)                                       3,664,166      115,897,571
--------------------------------------------------------------------------
United Technologies Corp.                       2,072,420      139,121,555
==========================================================================
                                                               596,883,474
==========================================================================

APPAREL RETAIL-1.52%

Aeropostale, Inc.(b)                            1,674,317       68,898,145
--------------------------------------------------------------------------
DSW Inc.-Class A(a)(b)(c)                       1,083,900       42,011,964
==========================================================================
                                                               110,910,109
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.61%

Carter's, Inc.(b)                               2,488,223       65,191,442
--------------------------------------------------------------------------
Phillips-Van Heusen Corp.                         934,022       52,211,830
==========================================================================
                                                               117,403,272
==========================================================================

APPLICATION SOFTWARE-3.52%

Adobe Systems Inc.(b)                           1,900,562       78,987,357
--------------------------------------------------------------------------
Amdocs Ltd.(b)                                  4,845,339      178,066,208
==========================================================================
                                                               257,053,565
==========================================================================

BIOTECHNOLOGY-2.31%

Amgen Inc.(b)                                   1,156,961       74,207,479
--------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                        1,150,000       93,978,000
==========================================================================
                                                               168,185,479
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT-2.46%

Cisco Systems, Inc.(b)                          6,700,000   $  179,158,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.99%

Best Buy Co., Inc.                              1,550,631       72,336,936
==========================================================================

COMPUTER HARDWARE-5.73%

Apple, Inc.(b)                                  2,364,851      236,012,130
--------------------------------------------------------------------------
Dell Inc.(b)                                    2,374,264       59,855,195
--------------------------------------------------------------------------
Hewlett-Packard Co.                             2,895,944      122,035,080
==========================================================================
                                                               417,902,405
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.68%

Terex Corp.(b)                                    638,022       49,670,013
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.32%

Fiserv, Inc.(b)                                 1,049,205       55,786,230
--------------------------------------------------------------------------
Global Payments Inc.                            1,622,827       61,634,970
--------------------------------------------------------------------------
VeriFone Holdings, Inc.(b)(c)                   1,474,642       52,040,116
==========================================================================
                                                               169,461,316
==========================================================================

DEPARTMENT STORES-2.98%

J.C. Penney Co., Inc.                           1,675,606      132,523,678
--------------------------------------------------------------------------
Nordstrom, Inc.                                 1,545,879       84,899,675
==========================================================================
                                                               217,423,353
==========================================================================

DRUG RETAIL-0.75%

Longs Drug Stores Corp.                           993,229       54,369,355
==========================================================================

AIM Constellation Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-3.21%

Acuity Brands, Inc.                               824,813   $   48,762,945
--------------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                 1,583,269       78,783,465
--------------------------------------------------------------------------
Emerson Electric Co.                            2,262,444      106,312,244
==========================================================================
                                                               233,858,654
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.88%

Amphenol Corp.-Class A                          1,826,548       64,130,100
==========================================================================

FOOD RETAIL-0.79%

Safeway Inc.                                    1,594,968       57,897,338
==========================================================================

GENERAL MERCHANDISE STORES-1.94%

Family Dollar Stores, Inc.                      4,454,346      141,826,377
==========================================================================

HEALTH CARE DISTRIBUTORS-1.01%

McKesson Corp.                                  1,258,197       74,019,730
==========================================================================

HEALTH CARE EQUIPMENT-1.02%

Zimmer Holdings, Inc.(b)(c)                       821,375       74,318,010
==========================================================================

HEALTH CARE FACILITIES-2.17%

Manor Care, Inc.(c)                             1,316,974       85,458,443
--------------------------------------------------------------------------
VCA Antech, Inc.(b)                             1,852,270       73,035,006
==========================================================================
                                                               158,493,449
==========================================================================

HOME ENTERTAINMENT SOFTWARE-0.64%

Electronic Arts Inc.(b)                           931,418       46,952,781
==========================================================================

HOUSEHOLD PRODUCTS-2.92%

Clorox Co. (The)                                1,685,986      113,095,941
--------------------------------------------------------------------------
Colgate-Palmolive Co.                           1,478,380      100,145,461
==========================================================================
                                                               213,241,402
==========================================================================

INDUSTRIAL CONGLOMERATES-1.17%

McDermott International, Inc.(b)                1,587,664       85,194,050
==========================================================================

INTEGRATED OIL & GAS-1.12%

Occidental Petroleum Corp.                      1,612,759       81,766,881
==========================================================================

INTERNET SOFTWARE & SERVICES-2.66%

eBay Inc.(b)                                    3,625,256      123,041,189
--------------------------------------------------------------------------
Google Inc.-Class A(b)                            150,000       70,707,000
==========================================================================
                                                               193,748,189
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.89%

Goldman Sachs Group, Inc. (The)                   700,000      153,027,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                       1,445,743      130,449,391
==========================================================================
                                                               283,476,391
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


IT CONSULTING & OTHER SERVICES-1.61%

Accenture Ltd.-Class A                          3,001,040   $  117,340,664
==========================================================================

MANAGED HEALTH CARE-3.75%

Health Net Inc.(b)(c)                           2,683,163      145,051,792
--------------------------------------------------------------------------
UnitedHealth Group Inc.                         2,416,171      128,202,033
==========================================================================
                                                               273,253,825
==========================================================================

MOVIES & ENTERTAINMENT-0.48%

News Corp.-Class A                              1,574,322       35,249,070
==========================================================================

MULTI-LINE INSURANCE-2.50%

American International Group, Inc.              1,326,680       92,748,199
--------------------------------------------------------------------------
Assurant, Inc.                                  1,551,016       89,229,950
==========================================================================
                                                               181,978,149
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.47%

Cameron International Corp.(b)                  1,437,755       92,835,840
--------------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                  1,025,000       86,971,250
==========================================================================
                                                               179,807,090
==========================================================================

OIL & GAS REFINING & MARKETING-1.38%

Valero Energy Corp.                             1,430,374      100,455,166
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.27%

JPMorgan Chase & Co.                            3,174,491      165,390,981
==========================================================================

PHARMACEUTICALS-4.82%

Abbott Laboratories                             1,554,895       88,038,155
--------------------------------------------------------------------------
Forest Laboratories, Inc.(b)(c)                 1,432,241       76,209,544
--------------------------------------------------------------------------
Merck & Co. Inc.                                3,646,798      187,591,289
==========================================================================
                                                               351,838,988
==========================================================================

PUBLISHING-1.02%

McGraw-Hill Cos., Inc. (The)                    1,131,997       74,179,763
==========================================================================

RESTAURANTS-2.00%

Burger King Holdings Inc.                       2,059,095       48,326,960
--------------------------------------------------------------------------
Darden Restaurants, Inc.                        2,354,984       97,684,736
==========================================================================
                                                               146,011,696
==========================================================================

SEMICONDUCTORS-3.03%

Microchip Technology Inc.                       2,108,576       85,059,956
--------------------------------------------------------------------------
Texas Instruments Inc.                          3,945,420      135,604,085
==========================================================================
                                                               220,664,041
==========================================================================

SOFT DRINKS-0.81%

PepsiCo, Inc.                                     889,364       58,778,067
==========================================================================

SPECIALTY STORES-2.09%

OfficeMax Inc.                                  1,463,966       72,056,406
--------------------------------------------------------------------------
PetSmart, Inc.                                  2,422,167       80,391,723
==========================================================================
                                                               152,448,129
==========================================================================

AIM Constellation Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

SYSTEMS SOFTWARE-2.25%

MICROS Systems, Inc.(b)                           881,615   $   48,312,502
--------------------------------------------------------------------------
Microsoft Corp.                                 2,448,243       73,300,395
--------------------------------------------------------------------------
Sybase, Inc.(b)                                 1,764,256       42,677,353
==========================================================================
                                                               164,290,250
==========================================================================
    Total Domestic Common Stocks (Cost
      $5,123,458,620)                                        6,341,366,508
==========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-12.27%

CANADA-1.26%

Research In Motion Ltd. (Communications
  Equipment)(b)                                   700,000       92,106,000
==========================================================================

HONG KONG-0.82%

China Mobile Ltd. (Wireless Telecommunication
  Services)(d)                                  6,650,000       60,065,160
==========================================================================

JAPAN-1.72%

KDDI Corp. (Wireless Telecommunication
  Services)(d)                                      9,000       70,658,892
--------------------------------------------------------------------------
Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(d)                              2,321,700       55,069,519
==========================================================================
                                                               125,728,411
==========================================================================

MEXICO-2.31%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)         1,252,112       65,773,444
--------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                           3,647,184      102,303,511
==========================================================================
                                                               168,076,955
==========================================================================

SWITZERLAND-5.18%

ABB Ltd. (Heavy Electrical Equipment)(d)        3,515,823       70,268,033
--------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(d)           823,455      155,331,494
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------

SWITZERLAND-(CONTINUED)

Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(b)(d)                                362,976   $   72,196,731
--------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(d)       1,234,805       80,027,496
==========================================================================
                                                               377,823,754
==========================================================================

UNITED KINGDOM-0.98%

Shire PLC (Pharmaceuticals)(d)                  3,054,684       71,345,174
==========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $728,104,505)                     895,145,454
==========================================================================
MONEY MARKET FUNDS-0.27%

Liquid Assets Portfolio-Institutional
  Class(e)                                      9,761,971        9,761,971
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)        9,761,971        9,761,971
==========================================================================
    Total Money Market Funds (Cost
      $19,523,942)                                              19,523,942
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.49% (Cost
  $5,871,087,067)                                            7,256,035,904
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.39%

STIC Prime Portfolio-Institutional
  Class(e)(f)                                  28,830,623       28,830,623
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $28,830,623)                                        28,830,623
==========================================================================
TOTAL INVESTMENTS-99.88% (Cost
  $5,899,917,690)                                            7,284,866,527
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.12%                              8,592,925
==========================================================================
NET ASSETS-100.00%                                          $7,293,459,452
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2007 was $157,909,535, which represented 2.17% of the Fund's Net Assets. See Note 3.
(b) Non-income producing security.
(c) All or a portion of this security was out on loan at April 30, 2007.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $634,962,499, which represented 8.71% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Constellation Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $5,717,699,176)*  $7,078,602,427
------------------------------------------------------------
Investments in affiliates, at value (Cost
  $182,218,514)                                  206,264,100
============================================================
    Total investments (Cost $5,899,917,690)    7,284,866,527
============================================================
Foreign currencies, at value (Cost $16,923)           17,334
------------------------------------------------------------
Receivables for:
  Investments sold                                66,040,652
------------------------------------------------------------
  Fund shares sold                                 3,831,406
------------------------------------------------------------
  Dividends                                        5,357,774
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               872,930
------------------------------------------------------------
Other assets                                         137,208
============================================================
    Total assets                               7,361,123,831
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,868,319
------------------------------------------------------------
  Investments purchased from affiliates              317,069
------------------------------------------------------------
  Fund shares reacquired                          21,764,517
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,137,421
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        28,830,623
------------------------------------------------------------
Accrued distribution fees                          2,206,230
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            10,279
------------------------------------------------------------
Accrued transfer agent fees                        4,130,902
------------------------------------------------------------
Accrued operating expenses                         1,399,019
============================================================
    Total liabilities                             67,664,379
============================================================
Net assets applicable to shares outstanding   $7,293,459,452
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,792,248,728
------------------------------------------------------------
Undistributed net investment income (loss)       (15,345,962)
------------------------------------------------------------
Undistributed net realized gain (loss)          (868,388,926)
------------------------------------------------------------
Unrealized appreciation                        1,384,945,612
============================================================
                                              $7,293,459,452
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $6,031,378,484
____________________________________________________________
============================================================
Class B                                       $  901,017,641
____________________________________________________________
============================================================
Class C                                       $  254,614,395
____________________________________________________________
============================================================
Class R                                       $   13,319,370
____________________________________________________________
============================================================
Institutional Class                           $   93,129,562
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          217,280,846
____________________________________________________________
============================================================
Class B                                           35,260,692
____________________________________________________________
============================================================
Class C                                            9,967,882
____________________________________________________________
============================================================
Class R                                              483,390
____________________________________________________________
============================================================
Institutional Class                                3,065,032
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        27.76
------------------------------------------------------------
  Offering price per share (Net asset value
    of $27.76 divided by 94.50%)              $        29.38
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        25.55
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        25.54
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        27.55
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        30.38
____________________________________________________________
============================================================
* At April 30, 2007, securities with an aggregate value of
  $27,244,790 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Constellation Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $885,595)      $ 33,905,339
--------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $28,413)                                             1,251,775
==========================================================================
    Total investment income                                     35,157,114
==========================================================================

EXPENSES:

Advisory fees                                                   23,425,934
--------------------------------------------------------------------------
Administrative services fees                                       354,806
--------------------------------------------------------------------------
Custodian fees                                                     417,219
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        7,663,114
--------------------------------------------------------------------------
  Class B                                                        4,756,742
--------------------------------------------------------------------------
  Class C                                                        1,305,820
--------------------------------------------------------------------------
  Class R                                                           33,535
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                            11,191,168
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                49,129
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          136,233
--------------------------------------------------------------------------
Other                                                              720,857
==========================================================================
    Total expenses                                              50,054,557
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (1,441,797)
==========================================================================
    Net expenses                                                48,612,760
==========================================================================
Net investment income (loss)                                   (13,455,646)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from
    securities sold to affiliates of $(1,686,054))             141,144,746
==========================================================================
  Foreign currencies                                            (1,579,191)
==========================================================================
                                                               139,565,555
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        485,398,849
--------------------------------------------------------------------------
  Foreign currencies                                                22,600
==========================================================================
                                                               485,421,449
==========================================================================
Net realized and unrealized gain                               624,987,004
==========================================================================
Net increase in net assets resulting from operations          $611,531,358
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Constellation Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                                 APRIL 30,         OCTOBER 31,
                                                                   2007               2006
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (13,455,646)   $   (24,423,565)
------------------------------------------------------------------------------------------------
  Net realized gain                                               139,565,555      1,426,010,095
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           485,421,449     (1,083,862,343)
================================================================================================
    Net increase in net assets resulting from operations          611,531,358        317,724,187
================================================================================================
Share transactions-net:
  Class A                                                        (850,337,535)     1,634,677,819
------------------------------------------------------------------------------------------------
  Class B                                                        (182,368,996)       462,923,549
------------------------------------------------------------------------------------------------
  Class C                                                         (40,179,705)       138,003,037
------------------------------------------------------------------------------------------------
  Class R                                                            (733,544)         5,023,286
------------------------------------------------------------------------------------------------
  Institutional Class                                             (19,476,979)      (107,912,538)
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,093,096,759)     2,132,715,153
================================================================================================
    Net increase (decrease) in net assets                        (481,565,401)     2,450,439,340
================================================================================================

NET ASSETS:

  Beginning of period                                           7,775,024,853      5,324,585,513
================================================================================================
  End of period (including undistributed net investment
    income (loss) of $(15,345,962) and $(1,890,316),
    respectively)                                             $ 7,293,459,452    $ 7,775,024,853
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Constellation Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Constellation Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Constellation Fund

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.80%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through December 31, 2012, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $4 billion                                               0.615%
--------------------------------------------------------------------
Next $750 million                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $1,048,693.

    At the request of the Trustees of the Trust, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $1,913.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

AIM Constellation Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $295,066 in front-end sales commissions from the sale of Class A shares and $1,316, $386,977, $10,562 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $12,100,535     $  641,994,738    $  (644,333,302)       $   --         $ 9,761,971     $  613,265      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            12,100,535        641,994,738       (644,333,302)           --           9,761,971        610,097          --
===================================================================================================================================
  Subtotal        $24,201,070     $1,283,989,476    $(1,288,666,604)       $   --         $19,523,942     $1,223,362      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class           $35,906,051     $  180,437,899    $  (187,513,327)       $   --         $28,830,623     $   28,413      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended April 30, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
DSW
  Inc. -- Class
  A (Cost
  $29,458,921)    $37,502,940     $           --    $            --     $ 4,509,024      $ 42,011,964     $       --      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Spirit
  Aerosystems
  Holdings
  Inc. -- Class
  A                        --        104,405,028                 --      11,492,543       115,897,571             --          --
===================================================================================================================================
  Subtotal        $37,502,940     $  104,405,028    $            --     $16,001,567      $157,909,535     $       --      $   --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $97,610,061     $1,568,832,403    $(1,476,179,931)    $16,001,567      $206,264,100     $1,251,775      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2007, the Fund engaged in securities sales of $10,895,340, which resulted in net realized gains (losses) of $(1,686,054), and securities purchases of $14,130,486.

AIM Constellation Fund

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $391,191.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $22,700 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, securities with an aggregate value of $27,244,790 were on loan to brokers. The loans were secured by cash collateral of $28,830,623 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $28,413 for securities lending transactions, which are net of compensation to counterparties.

AIM Constellation Fund

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2006 to utilizing $528,174,639 of capital loss carryforward in the fiscal year ended October 31, 2007.

    The Fund had a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $ 10,119,116
-----------------------------------------------------------------------------
October 31, 2009                                                 370,867,306
-----------------------------------------------------------------------------
October 31, 2010                                                 196,611,268
-----------------------------------------------------------------------------
October 31, 2011                                                 421,088,985
=============================================================================
Total capital loss carryforward                                 $998,686,675
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations in effect as of that date, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of March 27, 2006, the date of the reorganization of AIM Aggressive Growth Fund and AIM Weingarten Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $2,561,499,464 and $3,703,363,377, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $1,408,153,680
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (29,421,109)
==============================================================================
Net unrealized appreciation of investment securities            $1,378,732,571
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,906,133,956.

AIM Constellation Fund

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                                CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                                    APRIL 30, 2007(a)                  OCTOBER 31, 2006
                                                              ------------------------------    ------------------------------
                                                                SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,601,827    $    95,415,285     10,303,138    $   260,075,016
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         887,694         21,712,612      1,994,611         46,595,386
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         417,385         10,177,974        926,613         21,559,725
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                          92,097          2,412,109        166,736          4,168,585
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             443,036         12,815,616      2,402,958         63,841,915
==============================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                              --                 --    112,122,045      2,925,122,484
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --                 --     31,668,322        766,819,518
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --                 --      7,898,763        191,179,574
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --                 --        196,854          5,111,819
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --                 --         51,553          1,464,061
==============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,915,217         51,153,710      4,231,695        106,243,160
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,077,461)       (51,153,710)    (4,564,120)      (106,243,160)
==============================================================================================================================
Reacquired:
  Class A                                                     (37,600,448)      (996,906,530)   (66,125,745)    (1,656,762,841)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,258,674)      (152,927,898)   (10,546,392)      (244,248,195)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,062,057)       (50,357,679)    (3,218,419)       (74,736,262)
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (119,673)        (3,145,653)      (169,808)        (4,257,118)
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,117,786)       (32,292,595)    (6,208,854)      (173,218,514)
==============================================================================================================================
                                                              (41,878,843)   $(1,093,096,759)    81,129,950    $ 2,132,715,153
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) There are two entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 12% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the opening of business on March 27, 2006, the Fund acquired all the net assets of AIM Aggressive Growth Fund and AIM Weingarten Fund pursuant to plans of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM Aggressive Growth Fund and AIM Weingarten Fund, respectively, on February 28, 2006. The acquisition was accomplished by a tax-free exchange of 151,937,537 shares of the Fund for 131,671,019 shares of AIM Aggressive Growth Fund and 162,206,916 shares of AIM Weingarten Fund shares outstanding as of the close of business on March 24, 2006. Each class of shares of AIM Aggressive Growth Fund and AIM Weingarten Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Aggressive Growth Fund and AIM Weingarten Fund to the net asset value of the Fund on the close of business, March 24, 2006. AIM Aggressive Growth Fund's net assets as of the close of business on March 24, 2006 of $1,549,649,387 including $245,207,078 of unrealized appreciation and AIM Weingarten Fund's net assets as of the close of business on March 24, 2006 of $2,340,048,069 including $447,822,497 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $5,418,246,908. The combined aggregate net assets of the Fund subsequent to the reorganization were $9,307,944,364.

AIM Constellation Fund

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                 -------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                           YEAR ENDED OCTOBER 31,
                                                    APRIL 30,            -------------------------------------------------
                                                       2007                 2006              2005              2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    25.56           $    23.63        $    21.27        $    20.61
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.03)(a)            (0.06)(a)         (0.02)(b)         (0.13)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                              2.23                 1.99              2.38              0.79
=======================================================================================================================
    Total from investment operations                      2.20                 1.93              2.36              0.66
=======================================================================================================================
Net asset value, end of period                      $    27.76           $    25.56        $    23.63        $    21.27
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(c)                                           8.61%                8.17%            11.10%             3.20%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $6,031,378           $6,374,641        $4,461,224        $5,616,072
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                        1.20%(d)             1.21%             1.29%             1.27%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        1.23%(d)             1.24%             1.31%             1.29%
=======================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                     (0.26)%(d)           (0.24)%           (0.06)%(b)        (0.59)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                  34%                 123%               59%               50%
_______________________________________________________________________________________________________________________
=======================================================================================================================

                                                           CLASS A
                                                 ----------------------------

                                                    YEAR ENDED OCTOBER 31,
                                                 ----------------------------
                                                    2003              2002
-----------------------------------------------
Net asset value, beginning of period             $    17.20        $    19.72
-----------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.12)(a)         (0.15)(a)
-----------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           3.53             (2.37)
===============================================
    Total from investment operations                   3.41             (2.52)
===============================================
Net asset value, end of period                   $    20.61        $    17.20
_______________________________________________
===============================================
Total return(c)                                       19.83%           (12.78)%
_______________________________________________
===============================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $6,825,023        $6,780,055
_______________________________________________
===============================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                     1.29%             1.26%
-----------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     1.30%             1.27%
===============================================
Ratio of net investment income (loss) to
  average net assets                                  (0.67)%           (0.74)%
_______________________________________________
===============================================
Portfolio turnover rate(e)                               47%               57%
_______________________________________________
===============================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.09) and (0.36)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $6,181,296,569.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Constellation Fund

                                                                               CLASS B
                                    ---------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                     YEAR ENDED OCTOBER 31,
                                       APRIL 30,           ----------------------------------------------------------------------
                                          2007                2006            2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                $  23.62           $    22.00       $  19.95       $  19.46       $  16.36       $  18.89
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.12)(a)            (0.23)(a)      (0.19)(b)      (0.26)(a)      (0.23)(a)     (0.27)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          2.05                 1.85           2.24           0.75           3.33          (2.26)
=================================================================================================================================
    Total from investment
      operations                            1.93                 1.62           2.05           0.49           3.10          (2.53)
=================================================================================================================================
Net asset value, end of period          $  25.55           $    23.62       $  22.00       $  19.95       $  19.46       $  16.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                             8.17%                7.36%         10.28%          2.52%         18.95%        (13.39)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $901,018           $1,008,799       $531,341       $617,005       $688,587       $625,294
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                          1.95%(d)             1.96%          2.01%          1.97%          1.99%          1.96%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                  1.98%(d)             1.99%          2.03%          1.99%          2.00%          1.97%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets             (1.01)%(d)           (0.99)%        (0.78)%(b)     (1.29)%        (1.37)%        (1.44)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                    34%                 123%            59%            50%            47%            57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.26) and (1.08)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $959,232,526.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Constellation Fund

                                                                                CLASS C
                                      -------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                                    YEAR ENDED OCTOBER 31,
                                         APRIL 30,           --------------------------------------------------------------------
                                            2007               2006           2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  23.61           $  21.99       $  19.94       $  19.46       $  16.36       $  18.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.12)(a)          (0.23)(a)      (0.19)(b)      (0.26)(a)      (0.23)(a)     (0.27)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            2.05               1.85           2.24           0.74           3.33          (2.25)
=================================================================================================================================
    Total from investment operations          1.93               1.62           2.05           0.48           3.10          (2.52)
=================================================================================================================================
Net asset value, end of period            $  25.54           $  23.61       $  21.99       $  19.94       $  19.46       $  16.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                               8.17%              7.37%         10.28%          2.47%         18.95%        (13.35)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $254,614           $274,187       $132,056       $162,707       $193,585       $184,393
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                            1.95%(d)           1.96%          2.01%          1.97%          1.99%          1.96%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.98%(d)           1.99%          2.03%          1.99%          2.00%          1.97%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets               (1.01)%(d)         (0.99)%        (0.78)%(b)     (1.29)%        (1.37)%        (1.44)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                      34%               123%            59%            50%            47%            57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.26) and (1.08)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $263,328,265.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                        CLASS R
                                                      ---------------------------------------------------------------------------
                                                                                                                    JUNE 3, 2002
                                                      SIX MONTHS                                                    (DATE SALES
                                                        ENDED                   YEAR ENDED OCTOBER 31,               COMMENCED)
                                                      APRIL 30,        ----------------------------------------    TO OCTOBER 31,
                                                         2007           2006       2005       2004       2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 25.41         $ 23.54    $ 21.24    $ 20.63    $ 17.26       $ 19.82
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.07)(a)       (0.12)(a)   (0.06)(b)   (0.17)(a)   (0.16)(a)     (0.07)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       2.21            1.99       2.36       0.78       3.53         (2.49)
=================================================================================================================================
    Total from investment operations                      2.14            1.87       2.30       0.61       3.37         (2.56)
=================================================================================================================================
Net asset value, end of period                         $ 27.55         $ 25.41    $ 23.54    $ 21.24    $ 20.63       $ 17.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           8.42%           7.94%     10.83%      2.96%     19.52%       (12.92)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $13,319         $12,982    $ 7,467    $ 6,202    $ 2,857       $   226
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.45%(d)        1.46%      1.51%      1.47%      1.49%         1.53%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       1.48%(d)        1.49%      1.53%      1.49%      1.50%         1.54%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (0.51)%(d)      (0.49)%    (0.28)%(b)   (0.79)%   (0.87)%      (1.01)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                  34%            123%        59%        50%        47%           57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.13) and (0.58)%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $13,525,086.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and not annualized for periods less than one year.

AIM Constellation Fund

                                                                          INSTITUTIONAL CLASS
                                      -------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                                    YEAR ENDED OCTOBER 31,
                                         APRIL 30,           --------------------------------------------------------------------
                                            2007               2006           2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 27.92            $  25.69       $  23.01       $  22.17       $  18.40       $  21.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               0.03(a)             0.06(a)        0.10(b)       (0.01)(a)      (0.03)(a)     (0.06)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           2.43                2.17           2.58           0.85           3.80          (2.54)
=================================================================================================================================
    Total from investment operations         2.46                2.23           2.68           0.84           3.77          (2.60)
=================================================================================================================================
Net asset value, end of period            $ 30.38            $  27.92       $  25.69       $  23.01       $  22.17       $  18.40
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              8.81%               8.68%         11.65%          3.79%         20.49%        (12.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $93,130            $104,416       $192,498       $164,664       $154,150       $122,746
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                           0.74%(d)            0.75%          0.76%          0.72%          0.75%          0.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           0.77%(d)            0.78%          0.78%          0.74%          0.76%          0.81%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets               0.20%(d)            0.22%          0.47%(b)      (0.04)%        (0.13)%        (0.28)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                     34%                123%            59%            50%            47%            57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $0.03 and 0.17%, respectively for the year ended October 31, 2005.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $99,040,603.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

AIM Constellation Fund

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM CONSTELLATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions, and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions, and
funds. The example is based on an            The table below also provides information    redemption fees, if any. Therefore, the
investment of $1,000 invested at the         about hypothetical account values and        hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
entire period November 1, 2006, through      actual expense ratio and an assumed rate     help you determine the relative total
April 30, 2007.                              of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,086.10              $ 6.21        $1,018.84             $6.01             1.20%
   B                1,000.00               1,081.70               10.06         1,015.12              9.74             1.95
   C                1,000.00               1,081.70               10.06         1,015.12              9.74             1.95
   R                1,000.00               1,084.60                7.49         1,017.60              7.25             1.45

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM CONSTELLATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,088.10               $3.83        $1,021.12             $3.71             0.74%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              CST-INS-2               A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms,fund reports,and    in the Fund's semiannual and annual reports to shareholders. For the first and
prospectuses are available, we will send you an     third quarters, the Fund files the lists with the Securities and Exchange
e-mail notification containing links to these       Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and
   postage.                                         002-25469.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or on
   waiting for the mail.                            the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on
                                                    AIM Funds Proxy Policy. The information is also available on the SEC Web
o  view your documents online anytime at your       site, sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30,2006,is available at our Web site.
   or print them out for your records.              Go to AIMinvestments.com, access the About Us tab,click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down
HOW DO I SIGN UP?                                   menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                   CST-SAR-1            A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 29, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: June 29, 2007

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.